Property and Equipment and Investment Properties_Investment Property(Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	₩ 2,533,539	$ 2,332,673	₩ 2,827,988	₩ 2,533,539	₩ 2,827,988
Fair value				2,712,653	3,032,726
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	2,827,988		2,119,811
Changes In Investment Property Abstract [Abstract]
Acquisition	53,196		806,088
Transfers	99,077		(12,235)
Disposal	(545,347)		(64,098)
Depreciation	(38,717)		(36,877)
Business combination	149,113
Others	(11,771)		15,299
Ending	2,533,539	$ 2,332,673	2,827,988
Acquisition cost
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	2,661,245		3,000,976	2,661,245	3,000,976
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	3,000,976
Changes In Investment Property Abstract [Abstract]
Ending	2,661,245		3,000,976
Accumulated amortization
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	(122,833)		(172,988)	(122,833)	(172,988)
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	(172,988)
Changes In Investment Property Abstract [Abstract]
Ending	(122,833)		(172,988)
Accumulated Impairment losses [Member]
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	(4,873)		0	(4,873)	0
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	0
Changes In Investment Property Abstract [Abstract]
Ending	(4,873)		0
Land
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	1,568,098		1,537,240	1,568,098	1,537,240
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	1,537,240		972,562
Changes In Investment Property Abstract [Abstract]
Acquisition	34,529		580,255
Transfers	61,383		(3,374)
Disposal	(167,015)		(13,318)
Depreciation	0		0
Business combination	106,944
Others	(4,983)		1,115
Ending	1,568,098		1,537,240
Land | Acquisition cost
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	1,568,508		1,537,240	1,568,508	1,537,240
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	1,537,240
Changes In Investment Property Abstract [Abstract]
Ending	1,568,508		1,537,240
Land | Accumulated amortization
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	0		0	0	0
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	0
Changes In Investment Property Abstract [Abstract]
Ending	0		0
Land | Accumulated Impairment losses [Member]
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	(410)		0	(410)	0
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	0
Changes In Investment Property Abstract [Abstract]
Ending	(410)		0
Buildings
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	965,441		1,290,748	965,441	1,290,748
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	1,290,748		1,147,249
Changes In Investment Property Abstract [Abstract]
Acquisition	18,667		225,833
Transfers	37,694		(8,861)
Disposal	(378,332)		(50,780)
Depreciation	(38,717)		(36,877)
Business combination	42,169
Others	(6,788)		14,184
Ending	965,441		1,290,748
Buildings | Acquisition cost
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	1,092,737		1,463,736	1,092,737	1,463,736
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	1,463,736
Changes In Investment Property Abstract [Abstract]
Ending	1,092,737		1,463,736
Buildings | Accumulated amortization
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	(122,833)		(172,988)	(122,833)	(172,988)
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	(172,988)
Changes In Investment Property Abstract [Abstract]
Ending	(122,833)		(172,988)
Buildings | Accumulated Impairment losses [Member]
Disclosure Of Investment Property Line Items [Line Items]
Carrying amount	(4,463)		0	₩ (4,463)	₩ 0
Reconciliation Of Changes In Investment Property Abstract [Abstract]
Beginning	0
Changes In Investment Property Abstract [Abstract]
Ending	₩ (4,463)		₩ 0